Stockholders' (Deficit) Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary Of Common Stock Reserved For Issuance
The following table summarizes the common stocks reserved for issuance on exercise or vesting of various awards at December 31, 2020:

	As of December 31,
	2020	2019
Outstanding stock options	4,996,284	6,080,483
Outstanding RSUs	466,842	1,155,808
Outstanding related party warrants	1,638,000	1,638,000

Total shares reserved for future issuance	7,101,126	8,874,291